Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (32,723)	$ (21,211,195)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		132,851
Impairment of cryptocurrency		16,794,688
Loss on adjustment to fair value - AR Debentures		741,000
Loss on adjustment to fair value - Obligation Shares		706,185
Changes in operating assets and liabilities:
Accounts receivable		(86,635)
Prepaid expenses		(317,468)
Accounts payable and accrued expenses	32,723	(1,837,050)
Accrued interest and expenses – related parties		17,249
Cash used in operating activities		(5,060,375)
Cash flow from investing activities:
Cash acquired in connection with the Merger		42,360
Acquisition of unproved oil and gas properties		(3,000,000)
Transaction expenses related to the Merger		(308,452)
Additions to mining equipment		(169,097)
Net cash used in investing activities		(3,435,189)
Cash Flows from Financing Activities
Proceeds from the issuance of Series D preferred stock and warrants		17,376,250
Financing costs associated with issuance of Series D preferred stock		(409,048)
Cash provided by investing activities		16,967,202
Net increase in cash		8,471,638
Cash – beginning of period		79,845
Cash – end of period		8,551,483	79,845	$ 79,845
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest		9,503
Supplemental disclosure of non-cash activity:
Deferred transaction costs associated with the Merger and Exok Transaction	227,182
Deferred transaction costs associated with the PIPE Transaction	13,163
Cryptocurrency mining equipment and deposits acquired in the Merger		20,760,560
Secured convertible debentures assumed in the Merger		1,981,000
SBA loan payable acquired assumed in the Merger		150,000
Membership interests converted into shares of common stock		(606,705)
Common stock issued at Merger		9,928,262
Series D Preferred stock issued at Merger		3,209,196
Deferred transaction costs capitalized to oil and natural gas properties		189,031
Deferred transaction costs associated with financing		519,533
Creek Road Miners Inc [Member]
Cash Flows from Operating Activities
Net loss				(13,418,814)	$ (17,270,703)
Adjustment to reconcile net loss to net cash used in operating activities:
Gain from sale of discontinued operations					(1,853,169)
Depreciation and amortization				658,080	112,512
Accretion of debt discount					535,784
Amortization of lease right				(7,759)	5,423
Stock based compensation				2,870,665	12,585,008
Impairment of cryptocurrency				107,174	59,752
Impairment of fixed assets				5,231,752
Realized loss on sale of cryptocurrency				127,222
Loss on sale of investment				19,104
PPP loan forgiveness				(197,662)	(183,567)
Changes in operating assets and liabilities:
Accounts receivable				428	33,025
Prepaid expenses				67,047	(54,435)
Receivable from sale of investment				(90,000)
Inventory				18,725	(18,725)
Cryptocurrency, net of mining fees				(507,150)	(302,654)
Current assets associated with discontinued operations					233,018
Security deposits				(92,149)	102
Assets associated with discontinued operations					180,683
Accounts payable and accrued expenses				3,371,431	569,459
Accrued and unpaid dividends on preferred stock				(364,384)	(372,325)
Liabilities associated with discontinued operations				13,683	(1,228,911)
Cash used in operating activities				(2,192,607)	(6,969,723)
Cash flow from investing activities:
Proceeds from sale of cryptocurrency				575,408
Purchase of investment				(125,000)
Proceeds from sale of investment				90,000
Deposits on mining equipment, net				2,939,550	(7,613,230)
Purchase of property and equipment				(5,295,478)	(2,315,496)
Net cash used in investing activities				(1,815,520)	(9,928,726)
Cash Flows from Financing Activities
Proceeds from the issuance of common stock and warrants, net					3,925,050
Proceeds from the issuance of series B preferred stock and warrants, net					4,378,995
Proceeds from the issuance of series C preferred stock and warrants, net					7,733,601
Proceeds from the exercise of stock options					50,625
Proceeds from the exercise of warrants				983,330
Proceeds from (payments to) SBA/PPP loans payable				(14,033)	197,662
Proceeds from note payable				500,000
Proceeds from the sale of discontinued operations					1,500,000
Cash provided by investing activities				1,469,297	17,785,933
Net increase in cash				(2,538,830)	887,484
Cash – beginning of period		246,358		2,785,188	1,897,703
Cash – end of period			246,358	246,358	2,785,188
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activity:
Issuance of series A preferred stock to settle accrued liabilities and compensation				555,700	588,044
Issuance of series B preferred stock to settle accrued liabilities				189,466
Dividends on preferred stock				364,384	372,325
Issuance of common stock for investment				100,000
Conversion of preferred stock to common stock				348	145
Conversion of secured convertible debentures to common stock				6,300
Settlement to exchange warrant shares for convertible note				900,000
Prairie Operating Co LLC [Member]
Cash Flows from Operating Activities
Net loss			(461,520)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses			461,365
Cash used in operating activities			(155)
Cash Flows from Financing Activities
Proceeds from sale of options			80,000
Cash provided by investing activities			80,000
Net increase in cash			79,845
Cash – beginning of period		$ 79,845
Cash – end of period			79,845	$ 79,845
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activity:
Accrued deferred transaction costs associated with the Merger and Exok Transaction			1,350,744
Accrued deferred transaction costs associated with the PIPE Transaction			$ 409,921